PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

Note 10: - Property, Plant And Equipment

a.	Composition and movement:

2019

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2019	$29,167	$30,386	$85	$6,493	$1,141	$67,272
Additions	1,101	1,302	-	699	14	3,116
Sale and write-off	-	(148)	-	(391)	-	(539)

Balance as of December 31, 2019	30,268	31,540	85	6,801	1,155	69,849

Accumulated Depreciation

Balance as of January 1, 2019	15,076	21,679	63	5,247	203	42,268
Depreciation	1,232	1,575	5	636	115	3,563
Sale and write-off	-	(142)	-	(390)	-	(532)

Balance as of December 31, 2019	16,308	23,112	68	5,493	318	45,299

Depreciated cost as of December 31, 2019	$13,960	$8,428	$17	$1,308	$837	$24,550

(1)	Including labor costs charged in 2019 to the cost of facilities, machinery and equipment in the amount of $493 thousands.

2018

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2018	$28,399	$29,602	$66	$6,522	$1,273	$65,862
Additions	806	2,331	19	590	(132)	3,614
Sale and write-off	(38)	(1,547)	-	(619)	-	(2,204)

Balance as of December 31, 2018	29,167	30,386	85	6,493	1,141	67,272

Accumulated Depreciation

Balance as of January 1, 2018	13,916	21,430	59	5,194	85	40,684
Depreciation and impairment	1,198	1,711	4	672	118	3,703
Sale and write-off	(38)	(1,462)	-	(619)	-	(2,119)

Balance as of December 31, 2018	15,076	21,679	63	5,247	203	42,268

Depreciated cost as of December 31, 2018	$14,091	$8,707	$22	1,246	$938	$25,004

(1)	Including labor costs charged in 2018 to the cost of facilities, machinery and equipment in the amount of $514 thousands.

b.	As for liens, refer to Note 18.

c.	Leasing rights of land from the Israel land administration.

	December 31,
	2019	2018
	U.S. Dollars in thousands

Under finance lease	$992	$1,004

A Company’s subsidiary capitalized leasing rights from the Israel Land Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. The sum attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the option period.

During 2010, the Company signed an agreement with the Israel Land Administration to consolidate its leasing rights and extend the lease period to 2058, including an extension option for additional 49 years thereafter.